SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Cash and due from banks subject to withdrawals and usage restrictions	$ 425,000	$ 425,000
Number of options outstanding and excluded from computation of earnings per share	199,106	199,106
Period for dividends payable on common stock	20 years